Goodwill - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Merchant Solutions
Goodwill [Line Items]
Goodwill impairment	$ 0	$ 0	$ 1,159,145
Digital Wallets
Goodwill [Line Items]
Goodwill impairment	$ 0	$ 0	$ 723,042